Unaudited Condensed Consolidated Statements of Change in Stockholders’ Equity (Deficiency) - USD ($)		Common Stock Previously Reported	Common Stock		Additional Paid in Capital Previously Reported	Additional Paid in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Previously Reported	Total
Balance at Jun. 30, 2021			$ 103			$ 1,504,950		$ (7,969,726)		$ (55,580)		$ (6,520,253)
Balance (in Shares) at Jun. 30, 2021			10,312,585
Beneficial conversion feature from issuance of convertible notes						1,231,610						1,231,610
Net loss								(11,746,014)				(11,746,014)
Issuance of common stock - non-employee stock compensation			$ 2			1,283,992						1,283,994
Issuance of common stock - non-employee stock compensation (in Shares)			232,666
Foreign currency translation adjustments										154,104		154,104
Balance at Jun. 30, 2022		$ 105	$ 105		$ 4,020,552	4,020,552	$ (19,715,740)	(19,715,740)	$ 98,524	98,524	$ (15,596,559)	(15,596,559)
Balance (in Shares) at Jun. 30, 2022		10,545,251	150,647	[1]							10,545,251
Beneficial conversion feature from issuance of convertible notes						537,383						537,383
Net loss								(3,672,348)				(3,672,348)
Issuance of common stock - non-employee stock compensation			$ 1			439,331		0				439,332
Issuance of common stock - non-employee stock compensation (in Shares)	[1]		1,570
Conversion of convertible note payable			$ 38			14,097,376						14,097,414
Conversion of convertible note payable (in Shares)	[1]		54,609
Conversion of convertible note payable, related parties			$ 4			2,437,570						2,437,574
Conversion of convertible note payable, related parties (in Shares)	[1]		5,047
Issuance of common stock in initial public offering, net of issuance costs			$ 23			7,951,202						7,951,225
Issuance of common stock in initial public offering, net of issuance costs (in Shares)	[1]		32,858
Fair value of warrants issued in initial public offering						175,349						175,349
Issuance of warrants - non- employee stock compensation						856,170						856,170
Cashless exercise of warrants- non- employee stock compensation into common stock			$ 2			(2)
Cashless exercise of warrants- non- employee stock compensation into common stock (in Shares)	[1]		2,245
Foreign currency translation adjustments										(135,276)		(135,276)
Balance at Sep. 30, 2022			$ 173			30,514,931		(23,388,088)		(36,752)		7,090,264
Balance (in Shares) at Sep. 30, 2022	[1]		246,976
Balance at Jun. 30, 2022		$ 105	$ 105		4,020,552	4,020,552	(19,715,740)	(19,715,740)	98,524	98,524	$ (15,596,559)	(15,596,559)
Balance (in Shares) at Jun. 30, 2022		10,545,251	150,647	[1]							10,545,251
Net loss												(8,610,581)
Balance at Mar. 31, 2023			$ 176			30,896,963		(28,326,321)		(11,375)		2,559,443
Balance (in Shares) at Mar. 31, 2023	[1]		251,058
Balance at Jun. 30, 2022		$ 105	$ 105		4,020,552	4,020,552	(19,715,740)	(19,715,740)	98,524	98,524	$ (15,596,559)	(15,596,559)
Balance (in Shares) at Jun. 30, 2022		10,545,251	150,647	[1]							10,545,251
Beneficial conversion feature from issuance of convertible notes						749,062						749,062
Net loss								(11,727,711)				(11,727,711)
Issuance of common stock - non-employee stock compensation			$ 4			819,328						819,332
Issuance of common stock - non-employee stock compensation (in Shares)			395,547
Conversion of convertible note payable			$ 42			14,476,325						14,476,367
Conversion of convertible note payable (in Shares)			4,150,140
Conversion of convertible note payable, related parties			$ 4			2,437,570						2,437,574
Conversion of convertible note payable, related parties (in Shares)			353,272
Issuance of common stock in initial public offering, net of issuance costs			$ 23			7,951,202						7,951,225
Issuance of common stock in initial public offering, net of issuance costs (in Shares)			2,300,000
Fair value of warrants issued in initial public offering						175,349						175,349
Issuance of warrants - non- employee stock compensation						856,170						856,170
Cashless exercise of warrants- non- employee stock compensation into common stock			$ 2			(2)
Cashless exercise of warrants- non- employee stock compensation into common stock (in Shares)			157,143
Foreign currency translation adjustments										(271,141)		(271,141)
Balance at Jun. 30, 2023		$ 180	$ 180		31,485,556	31,485,556	(31,443,451)	(31,443,451)	(172,617)	(172,617)	$ (130,332)	$ (130,332)
Balance (in Shares) at Jun. 30, 2023		17,901,353	255,734	[1]							17,901,353	255,734	[2]
Balance at Sep. 30, 2022			$ 173			30,514,931		(23,388,088)		(36,752)		$ 7,090,264
Balance (in Shares) at Sep. 30, 2022	[1]		246,976
Net loss								(2,012,165)				(2,012,165)
Foreign currency translation adjustments										49,998		49,998
Balance at Dec. 31, 2022			$ 173			30,514,931		(25,400,253)		13,246		5,128,097
Balance (in Shares) at Dec. 31, 2022	[1]		246,976
Beneficial conversion feature from issuance of convertible notes						2,035						2,035
Net loss								(2,926,068)				(2,926,068)
Issuance of common stock - non-employee stock compensation			$ 3			379,997		0				380,000
Issuance of common stock - non-employee stock compensation (in Shares)	[1]		4,082
Foreign currency translation adjustments										(24,621)		(24,621)
Balance at Mar. 31, 2023			$ 176			30,896,963		(28,326,321)		(11,375)		2,559,443
Balance (in Shares) at Mar. 31, 2023	[1]		251,058
Balance at Jun. 30, 2023		$ 180	$ 180		31,485,556	31,485,556	(31,443,451)	(31,443,451)	(172,617)	(172,617)	$ (130,332)	$ (130,332)
Balance (in Shares) at Jun. 30, 2023		17,901,353	255,734	[1]							17,901,353	255,734	[2]
Net loss								(2,131,712)				$ (2,131,712)
Conversion of convertible note payable			$ 28			1,325,610						1,325,638
Conversion of convertible note payable (in Shares)	[1]		40,322
Foreign currency translation adjustments										43		43
Balance at Sep. 30, 2023			$ 208			32,811,166		(33,575,163)		(172,574)		(936,363)
Balance (in Shares) at Sep. 30, 2023	[1]		296,056
Balance at Jun. 30, 2023		$ 180	$ 180		$ 31,485,556	31,485,556	$ (31,443,451)	(31,443,451)	$ (172,617)	(172,617)	$ (130,332)	$ (130,332)
Balance (in Shares) at Jun. 30, 2023		17,901,353	255,734	[1]							17,901,353	255,734	[2]
Net loss												$ (5,044,541)
Balance at Mar. 31, 2024			$ 913			39,655,509		(36,487,992)		(97,961)		$ 3,070,469
Balance (in Shares) at Mar. 31, 2024			1,304,699	[1]								1,304,699	[2]
Balance at Sep. 30, 2023			$ 208			32,811,166		(33,575,163)		(172,574)		$ (936,363)
Balance (in Shares) at Sep. 30, 2023	[1]		296,056
Net loss								(1,199,514)				(1,199,514)
Issuance of common stock to related parties for debts cancellation			$ 18			321,544						321,562
Issuance of common stock to related parties for debts cancellation (in Shares)	[1]		25,954
Issuance of common stock for acquiring intangible assets			$ 129			1,562,871						1,563,000
Issuance of common stock for acquiring intangible assets (in Shares)	[1]		184,901
Issuance of common stock and prefunded warrants in underwritten public offering, net of issuance costs			$ 260			3,457,046						3,457,306
Issuance of common stock and prefunded warrants in underwritten public offering, net of issuance costs (in Shares)	[1]		371,629
Exercise of prefunded warrants into common stock			$ 58			522						580
Exercise of prefunded warrants into common stock (in Shares)	[1]		82,858
Conversion of convertible note payable			$ 19			485,413						485,432
Conversion of convertible note payable (in Shares)	[1]		27,739
Foreign currency translation adjustments										(5,293)		(5,293)
Balance at Dec. 31, 2023			$ 692			38,638,562		(34,774,677)		(177,867)		3,686,710
Balance (in Shares) at Dec. 31, 2023	[1]		989,137
Net loss								(1,713,315)				(1,713,315)
Issuance of common stock for acquiring intangible assets			$ 139			999,861						1,000,000
Issuance of common stock for acquiring intangible assets (in Shares)	[1]		198,412
Capital contribution						16,348						16,348
Additonal shares of common stock round up adjustment due to retroactive effect of 1-for-70 reverse stock split
Additonal shares of common stock round up adjustment due to retroactive effect of 1-for-70 reverse stock split (in Shares)	[1]		8
Exercise of prefunded warrants into common stock			$ 82			738						820
Exercise of prefunded warrants into common stock (in Shares)	[1]		117,142
Foreign currency translation adjustments										79,906		79,906
Balance at Mar. 31, 2024			$ 913			$ 39,655,509		$ (36,487,992)		$ (97,961)		$ 3,070,469
Balance (in Shares) at Mar. 31, 2024			1,304,699	[1]								1,304,699	[2]

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024
[2]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024